Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified						1 Months Ended				12 Months Ended
	Dec. 31, 2012	Aug. 01, 2011	Jul. 25, 2011	Dec. 31, 2012 Interest Rate Swap [Member] Contract	Dec. 31, 2011 Interest Rate Swap [Member] Contract	Jun. 30, 2010 Natural gas swaps [Member] Contract	Dec. 31, 2012 Natural gas swaps [Member] Contract	Dec. 31, 2011 Natural gas swaps [Member] Contract	Dec. 31, 2010 Natural gas swaps [Member] DTH Contract	Dec. 31, 2010 Natural gas swaps [Member] Minimum [Member]	Dec. 31, 2010 Natural gas swaps [Member] Maximum [Member]	Dec. 31, 2012 $1 Billion Credit Facility [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swaps associated with term loan borrowings			$ 500.0
Percentage of variable rate debt outstanding			71.00%
Base rate added to applicable margin of borrowings												3.94%
Weighted average fixed rate												3.94% plus the applicable margin on these borrowings
Company's credit facility	925.0	1,000.0	1,000.0									1,000.0
Derivative contracts held				0	0		0	0	36
Aggregate notional amount of fixed natural gas price swap contracts									1,031,000
Number of natural gas derivatives terminated						6
Derivative lower remaining maturity range for terminated derivatives						July 2010
Derivative higher remaining maturity range for terminated derivatives						December 2010
Gain on Termination of Cash Flow Hedge						$ 0.1
Maturity period of fixed natural gas price swap contracts, Beginning										2011-01	2011-12